Trade and Other Receivables	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Trade and Other Receivables
10.	Trade and Other Receivables

The components of trade and other receivables are as follows:

	(Millions of Yen)
	As of March 31, 2019	As of March 31, 2018
Notes and accounts receivable	842,573	730,805
Other	128,166	103,336
Allowance for doubtful receivables	(2,407)	(2,101)

Total	968,333	832,040

Contract assets are included in “Notes and accounts receivables”.